LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Lessee Disclosure [Abstract]
2023	$ 1,211
2024	1,084
2025	1,007
2026	955
2032- 2027	5,069
Year five and thereafter	9,326
Less: imputed interest	(2,037)
Present value of lease liabilities	$ 7,289